American Century Investments®
Quarterly Portfolio Holdings
Growth Fund
January 31, 2023

Growth Fund - Schedule of Investments
JANUARY 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 1.7%
Lockheed Martin Corp.	408,895	189,424,698
Air Freight and Logistics — 1.2%
United Parcel Service, Inc., Class B	703,730	130,351,908
Auto Components — 0.7%
Aptiv PLC(1)	677,950	76,669,366
Automobiles — 1.9%
Tesla, Inc.(1)	1,230,889	213,214,593
Beverages — 1.8%
PepsiCo, Inc.	1,172,250	200,478,195
Biotechnology — 3.5%
AbbVie, Inc.	1,805,959	266,830,442
Vertex Pharmaceuticals, Inc.(1)	378,275	122,220,653
		389,051,095
Building Products — 0.5%
Masco Corp.	467,750	24,884,300
Trex Co., Inc.(1)	671,883	35,421,672
		60,305,972
Capital Markets — 0.9%
S&P Global, Inc.	260,881	97,814,722
Chemicals — 1.2%
Air Products and Chemicals, Inc.	416,174	133,387,929
Electrical Equipment — 0.7%
Eaton Corp. PLC	166,887	27,070,740
Generac Holdings, Inc.(1)	449,168	54,169,661
		81,240,401
Electronic Equipment, Instruments and Components — 2.2%
CDW Corp.	461,828	90,532,143
Cognex Corp.	742,238	40,630,108
Keysight Technologies, Inc.(1)	613,550	110,040,192
		241,202,443
Energy Equipment and Services — 0.9%
Schlumberger Ltd.	1,768,886	100,791,124
Entertainment — 1.3%
Liberty Media Corp.-Liberty Formula One, Class C(1)	657,636	46,560,629
Take-Two Interactive Software, Inc.(1)	340,629	38,569,421
Walt Disney Co.(1)	593,116	64,347,155
		149,477,205
Equity Real Estate Investment Trusts (REITs) — 1.3%
Prologis, Inc.	275,073	35,561,437
SBA Communications Corp.	355,503	105,772,808
		141,334,245
Food and Staples Retailing — 1.0%
Costco Wholesale Corp.	56,175	28,713,289
Sysco Corp.	1,034,310	80,117,653
		108,830,942
Food Products — 1.1%
Mondelez International, Inc., Class A	1,537,678	100,625,648

Vital Farms, Inc.(1)	975,643	17,151,804
		117,777,452
Health Care Equipment and Supplies — 2.0%
DexCom, Inc.(1)	532,533	57,028,959
Edwards Lifesciences Corp.(1)	667,897	51,227,700
IDEXX Laboratories, Inc.(1)	103,998	49,971,039
Intuitive Surgical, Inc.(1)	280,479	68,910,885
		227,138,583
Health Care Providers and Services — 4.0%
Cigna Corp.	370,795	117,419,653
UnitedHealth Group, Inc.	656,644	327,790,118
		445,209,771
Hotels, Restaurants and Leisure — 2.2%
Airbnb, Inc., Class A(1)	852,702	94,743,719
Chipotle Mexican Grill, Inc.(1)	57,873	95,280,950
Dutch Bros, Inc., Class A(1)(2)	386,375	14,724,751
Expedia Group, Inc.(1)	336,590	38,472,237
		243,221,657
Household Products — 1.3%
Procter & Gamble Co.	1,035,194	147,390,922
Insurance — 0.8%
Progressive Corp.	671,994	91,626,382
Interactive Media and Services — 7.1%
Alphabet, Inc., Class A(1)	7,968,642	787,620,575
Internet and Direct Marketing Retail — 5.3%
Amazon.com, Inc.(1)	5,665,431	584,275,899
IT Services — 8.0%
Accenture PLC, Class A	575,581	160,615,878
Mastercard, Inc., Class A	250,031	92,661,489
Okta, Inc.(1)	556,442	40,959,696
Twilio, Inc., Class A(1)	504,841	30,209,685
Visa, Inc., Class A	2,477,612	570,371,058
		894,817,806
Life Sciences Tools and Services — 0.9%
Agilent Technologies, Inc.	518,829	78,903,514
Repligen Corp.(1)	95,450	17,686,885
		96,590,399
Oil, Gas and Consumable Fuels — 0.7%
ConocoPhillips	616,340	75,113,356
Personal Products — 0.6%
Estee Lauder Cos., Inc., Class A	246,191	68,214,602
Pharmaceuticals — 3.6%
Eli Lilly & Co.	459,323	158,076,011
Novo Nordisk A/S, B Shares	837,776	115,939,625
Zoetis, Inc.	774,535	128,177,797
		402,193,433
Road and Rail — 1.9%
Uber Technologies, Inc.(1)	2,785,710	86,162,010
Union Pacific Corp.	640,918	130,869,047
		217,031,057
Semiconductors and Semiconductor Equipment — 8.1%
Advanced Micro Devices, Inc.(1)	2,182,498	164,014,725
Analog Devices, Inc.	645,141	110,622,327
Applied Materials, Inc.	972,341	108,406,298

ASML Holding NV	205,138	135,729,073
GLOBALFOUNDRIES, Inc.(1)(2)	423,057	25,078,819
NVIDIA Corp.	1,811,156	353,845,548
		897,696,790
Software — 16.6%
Cadence Design Systems, Inc.(1)	471,612	86,224,822
Crowdstrike Holdings, Inc., Class A(1)	578,556	61,269,080
Datadog, Inc., Class A(1)	557,965	41,741,362
Microsoft Corp.	5,562,655	1,378,481,536
PagerDuty, Inc.(1)	1,550,926	46,202,085
Paycor HCM, Inc.(1)	486,219	12,208,959
Salesforce, Inc.(1)	453,620	76,194,551
Splunk, Inc.(1)	562,749	53,894,472
Workday, Inc., Class A(1)	475,927	86,347,436
		1,842,564,303
Specialty Retail — 2.7%
Home Depot, Inc.	447,798	145,162,678
Ross Stores, Inc.	372,984	44,082,979
TJX Cos., Inc.	1,406,017	115,096,551
		304,342,208
Technology Hardware, Storage and Peripherals — 9.6%
Apple, Inc.	7,435,597	1,072,882,291
Textiles, Apparel and Luxury Goods — 1.8%
Deckers Outdoor Corp.(1)	134,476	57,485,801
NIKE, Inc., Class B	1,119,100	142,495,003
		199,980,804
TOTAL COMMON STOCKS (Cost $6,118,721,649)		11,029,263,128
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	123,822	123,822
State Street Navigator Securities Lending Government Money Market Portfolio(3)	9,754,592	9,754,592
		9,878,414
Repurchase Agreements — 0.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 10/31/23 - 11/30/23, valued at $23,977,250), in a joint trading account at 4.22%, dated 1/31/23, due 2/1/23 (Delivery value $23,505,559)		23,502,804
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 1/15/2026, valued at $75,676,901), at 4.28%, dated 1/31/23, due 2/1/23 (Delivery value $74,201,821)		74,193,000
		97,695,804
TOTAL SHORT-TERM INVESTMENTS (Cost $107,574,218)		107,574,218
TOTAL INVESTMENT SECURITIES—100.1% (Cost $6,226,295,867)		11,136,837,346
OTHER ASSETS AND LIABILITIES — (0.1)%		(11,319,134)
TOTAL NET ASSETS — 100.0%		$11,125,518,212

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,458,439	USD	3,699,441	JPMorgan Chase Bank N.A.	3/31/23	$74,073
EUR	2,442,401	USD	2,613,698	JPMorgan Chase Bank N.A.	3/31/23	51,212
EUR	8,865,713	USD	9,576,858	JPMorgan Chase Bank N.A.	3/31/23	96,548
USD	113,084,859	EUR	105,609,403	JPMorgan Chase Bank N.A.	3/31/23	(2,145,888)
USD	5,523,705	EUR	5,216,968	JPMorgan Chase Bank N.A.	3/31/23	(168,545)
USD	3,059,981	EUR	2,833,185	JPMorgan Chase Bank N.A.	3/31/23	(31,315)
USD	2,924,021	EUR	2,710,823	JPMorgan Chase Bank N.A.	3/31/23	(33,766)
USD	3,166,690	EUR	2,911,934	JPMorgan Chase Bank N.A.	3/31/23	(10,530)
USD	2,971,943	EUR	2,720,130	JPMorgan Chase Bank N.A.	3/31/23	4,001
						$(2,164,210)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	322	March 2023	$65,849,000	$2,648,296
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,537,472. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $9,754,592.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$10,777,594,430	$251,668,698	—
Short-Term Investments	9,878,414	97,695,804	—
	$10,787,472,844	$349,364,502	—
Other Financial Instruments
Futures Contracts	$2,648,296	—	—
Forward Foreign Currency Exchange Contracts	—	$225,834	—
	$2,648,296	$225,834	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,390,044	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.